Other income (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Other income
(Gain) loss on sale of property and equipment	$ (68)	$ (1,340)	$ (22,250)	$ (140)
Insurance recovery		(40)		(6,790)
Total	$ (70)	$ (1,380)	$ (22,250)	$ (6,930)